RELATED PARTY TRANSACTIONS	6 Months Ended	13 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
RELATED PARTY TRANSACTIONS
13.	RELATED PARTY TRANSACTIONS

We entered into various agreements with Ocwen and Altisource in connection with the Initial Acquisition. William C. Erbey, our founder and the Chairman of our Board of Directors, is also the Chairman of the Board of Directors and largest shareholder of Ocwen and the Chairman of the Board of Directors and largest shareholder of Altisource.

Purchase Agreement

The Purchase Agreement, in conjunction with the initial sale supplement, dated February 10, 2012 and the Flow One sale supplement, dated May 1, 2012, set forth the terms of our purchase of the Initial Purchased Assets and the Flow One Mortgage Servicing Assets from Ocwen as described in Notes 1 and 2. So long as the Required Third Party Consents have not been obtained with respect to the transfer of legal ownership of any Initial Mortgage Servicing Right or any Flow One Mortgage Servicing Right, Ocwen remains obligated to perform as servicer under the related pooling and servicing agreements, and we are required to pay Ocwen a monthly fee for the servicing activities it performs. We are also required to purchase any servicing advances that Ocwen is required to make pursuant to such pooling and servicing agreements.

The following table summarizes our transactions, beginning March 5, 2012, with Ocwen under the Purchase Agreement for the periods ended June 30, 2012:

	Three Months	Six Months
Servicing fees collected	$23,040	$29,501
Subservicing fee payable to Ocwen	9,728	12,460

Net servicing fees retained by HLSS	13,312	17,041
Reduction in notes receivable — Rights to MSRs	2,732	3,516

	$10,580	$13,525

Servicing advances purchased from Ocwen	$212,849	$308,738

At June 30, 2012, Ocwen owed us $653 for servicing fees collected but not remitted to us, and we owed Ocwen $3,440 for the subservicing fee earned by Ocwen in June 2012. In addition, at June 30, 2012, we owed Ocwen $2,736 for servicing advances that we purchased.

Ocwen Professional Services Agreement

This agreement requires HLSS to provide certain services to Ocwen and for Ocwen to provide certain services to us for an initial term of six years, subject to renewal, with pricing terms intended to reflect market rates. Services provided by us under this agreement include valuation analysis of mortgage servicing rights, treasury management and other similar services. Services provided by Ocwen under this agreement include legal, licensing and regulatory compliance support services, risk management services and other similar services. The services provided by the parties under this agreement are on an as-needed basis, and the fees represent actual costs incurred plus an additional markup of 15%.

At June 30, 2012, Ocwen owed us $995 and we owed Ocwen $40 for professional services provided pursuant to the Ocwen Professional Services Agreement. During the three and six months ended June 30, 2012, we earned fees of $744 and $995, respectively, for services provided to Ocwen pursuant to the Professional Services Agreement. Additionally, during the three and six months ended June 30, 2012, we incurred fees of $30 and $40, respectively, for services received from Ocwen pursuant to the Ocwen Professional Services Agreement.

Altisource Administrative Services Agreement

This agreement requires Altisource to provide certain administrative services to us for an initial term of six years, subject to renewal, with pricing terms intended to reflect market rates. Services provided to us under this agreement include human resources administration (benefit plan design, recruiting, hiring and training and compliance support), legal and regulatory compliance support services, general business consulting, corporate services (facilities management, security and travel services), finance and accounting support services (financial analysis, financial reporting and tax services), risk management services, vendor management and other related services. The services Altisource provides to us under this agreement are on an as-needed basis, and the fees we pay Altisource are based on the actual costs incurred by them plus an additional markup of 15%. During the three and six months ended June 30, 2012, we paid Altisource $177 and $231, respectively, for services provided to us pursuant to the Altisource Administrative Services Agreement.

Subleases

During the three and six months ended June 30, 2012, we paid Altisource $20 and $27, respectively, for the rental of office space under two sublease agreements.

Receivables from and Payables to Related Parties

The following table summarizes amounts receivable from and payable to related parties at the dates indicated:

	June 30, 2012	December 31, 2011
Servicing fees collected(1)	$653	$—
Professional services(2)	995	—
Purchase price settlement(3)	369	—
Other	243	—

Receivables from Ocwen	$2,260	$—

Subservicing fees payable(4)	$3,440	$—
Professional services(2)	40	—
Advance purchases(5)	2,736	—
Other(6)	96	1,478

Payables to Ocwen	$6,312	$1,478

Payables to Altisource	$71	$9

(1)	Ocwen is required to remit to us servicing fees it collects on our behalf within two business days. The amount due from Ocwen at June 30, 2012 represents servicing fees collected but not remitted at the end of the month. We record servicing fees we collect less the subservicing fee we pay to Ocwen as Interest income as shown in Note 9.
(2)	The respective amounts are for professional services provided from March 2012 through June 2012.
(3)	The amount represents the post-closing adjustment for the purchase price paid in the Flow One Purchase, as further discussed in Note 2.
(4)	The base fee and performance fee, if any, that comprise the servicing fee expense are calculated and paid to Ocwen within three business days following the end of the month.
(5)	This represents the amount due to Ocwen for servicing advances that HLSS is obligated to purchase under the terms of the Purchase Agreement as of June 30, 2012.
(6)	At December 31, 2011, we owed Ocwen $1,478 for offering costs associated with our IPO. Ocwen made certain of these payments on our behalf, which we reimbursed in March 2012 after the completion of our IPO.

5.	RELATED PARTY TRANSACTIONS

William C. Erbey is the founder and Chairman of the Board of Directors of the Company. Mr. Erbey is also the Chairman of the Board of Directors of Ocwen Financial Corporation (“Ocwen”) and Altisource Portfolio Solutions, S.A. (“Altisource”). During the year ended December 31, 2011, Ocwen and Altisource paid fees of $1,478,590 and $8,500, respectively, on the Company’s behalf for organization costs and costs associated with the planned initial public offering. Ocwen and Altisource may make more payments on the Company’s behalf until the initial public offering is completed at which time the Company expects to reimburse both Ocwen and Altisource. As of December 31, 2011, the Company owed $1,478,590 and $8,500 to Ocwen and Altisource, respectively, as reflected in the line “Due to affiliates” on the Company’s Consolidated Balance Sheet.